Note 30 - Supplemental Disclosures of Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
	2018	2017	2016
Income taxes paid (refunds received)	407	585	596
Interest paid	49	41	41
Interest received	12	7	4
Non-cash transactions:	2018	2017	2016
Capital lease obligations incurred	427	484	285